Consolidated Statement of Income (Loss) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Interest income
Loans	$ 13,467	$ 12,995
Reverse repurchase agreements	2,606	2,938
Securities
Interest	4,702	5,276
Dividends	523	548
Deposits with banks	1,574	1,056
Total interest income	22,872	22,813
Interest expense
Deposits	11,223	11,484
Securitization liabilities	228	257
Subordinated notes and debentures	135	94
Repurchase agreements and short sales	2,990	3,205
Other	430	285
Total interest expense	15,006	15,325
Net interest income	7,866	7,488
Non-interest income
Investment and securities services	2,014	1,745
Credit fees	419	569
Trading income (loss)	1,305	925
Service charges	686	654
Card services	773	762
Insurance revenue	1,870	1,676
Other income (loss)	(884)	(105)
Total non-interest income	6,183	6,226
Total revenue	14,049	13,714
Provision for (recovery of) credit losses	1,212	1,001
Insurance service expenses	1,507	1,366
Non-interest expenses
Salaries and employee benefits	4,650	4,314
Occupancy, including depreciation	512	468
Technology and equipment, including depreciation	689	638
Amortization of other intangibles	187	185
Communication and marketing	341	325
Restructuring charges	0	291
Brokerage-related and sub-advisory fees	129	130
Professional, advisory and outside services	893	565
Other	669	1,114
Total non-interest expenses	8,070	8,030
Income before income taxes and share of net income from investment in Schwab	3,260	3,317
Provision for (recovery of) income taxes	698	634
Share of net income from investment in Schwab	231	141
Net income (loss)	2,793	2,824
Preferred dividends and distributions on other equity instruments	86	74
Net income (loss) available to common shareholders	$ 2,707	$ 2,750
Earnings (loss) per share (Canadian dollars)
Basic	$ 1.55	$ 1.55
Diluted	1.55	1.55
Dividends per common share (Canadian dollars)	$ 1.05	$ 1.02